Accrued expenses and other payables	12 Months Ended
Mar. 31, 2012
Accrued expenses and other payables
12	Accrued expenses and other payables

Accrued expenses and other payables consist of the following:

		March 31,
	Note	2011	2012	2012
		RMB	RMB	US$

Insurance premiums received on behalf of insurance company	(i)	3,724	4,003	636
Other taxes payables		2,285	2,648	420
Accrued salaries, bonus and welfare expenses		5,821	7,030	1,117
Accrued consultancy and professional fees		2,135	8,311	1,320
Payable for acquisition of cord blood bank operating right	(ii)	82,124	-	-
Other payables	(iii)	10,642	11,359	1,803
Total accrued expenses and other payables		106,731	33,351	5,296

Notes:

(i)	The Group has an agreement with an insurance company under which the Group is granted the authority to receive insurance premiums on behalf of the insurance company from customers who store umbilical cord blood in the Group’s cord blood bank and are enrolled to the insurance scheme offered by the insurance company.

(ii)	The payable for the acquisition of the cord blood bank operating right of US$12,500 (equivalent to RMB82,124 as of March 31, 2011) represents the amount incurred in connection with the acquisition of the cord blood bank operating right in the Zhejiang province, the PRC (Note 8). The amount was fully paid in August 2011.

(iii)	Other payables mainly include fee refundable to customers whose cord blood unit does not qualify for subsequent storage and other operating procurement payables.